Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$222,850,811.52	0.4465948	$187,285,569.68	0.3753218	$35,565,241.83
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$898,080,811.52	0.5942714	$862,515,569.68	0.5707375	$35,565,241.83

Weighted Avg. Coupon (WAC)	3.96%		3.96%
Weighted Avg. Remaining Maturity (WARM)	43.50		42.63
Pool Receivables Balance	$947,154,105.68		$909,400,129.62
Remaining Number of Receivables	67,668		66,646

Adjusted Pool Balance	$935,500,845.33		$898,453,718.42

III. COLLECTIONS

Principal:
Principal Collections	$36,578,919.31
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$608,908.88
Total Principal Collections	$37,187,828.19

Interest:
Interest Collections	$3,094,309.63
Late Fees & Other Charges	$73,466.85
Interest on Repurchase Principal	$-
Total Interest Collections	$3,167,776.48

Collection Account Interest	$284.41
Reserve Account Interest	$66.07
Servicer Advances	$-

Total Collections	$40,355,955.15

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$40,355,955.15
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$48,137,754.35

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$789,295.09		$789,295.09	$789,295.09
Collection Account Interest					$284.41
Late Fees & Other Charges					$73,466.85
Total due to Servicer					$863,046.35

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$74,283.60		$74,283.60
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$365,382.27		$365,382.27	$365,382.27

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$39,049,602.69

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$35,565,241.83
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$35,565,241.83
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,565,241.83		$35,565,241.83
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$35,565,241.83

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,484,360.86

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,653,260.35
Beginning Period Amount	$11,653,260.35
Current Period Amortization	$706,849.15
Ending Period Required Amount	$10,946,411.20
Ending Period Amount	$10,946,411.20
Next Distribution Date Amount	$10,265,298.02

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$37,420,033.81	$35,938,148.74	$35,938,148.74
Overcollateralization as a % of Original Adjusted Pool		2.40%	2.31%	2.31%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.46%	65,619	98.00%	$891,230,112.45
30 - 60 Days	1.19%	795	1.54%	$13,999,315.09
61 - 90 Days	0.27%	180	0.35%	$3,203,259.19
91 + Days	0.08%	52	0.11%	$967,442.89
		66,646		$909,400,129.62
Total
Delinquent Receivables 61 + days past due	0.35%	232	0.46%	$4,170,702.08
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	201	0.38%	$3,560,976.69
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	164	0.30%	$2,940,625.18
Three-Month Average Delinquency Ratio	0.29%		0.38%

Repossession in Current Period		41		$784,591.63
Repossession Inventory		73		$563,021.79

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,175,056.75
Recoveries				$(608,908.88)
Net Charge-offs for Current Period				$566,147.87

Beginning Pool Balance for Current Period				$947,154,105.68

Net Loss Ratio				0.72%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				0.75%
Three-Month Average Net Loss Ratio for Current Period				0.70%

Cumulative Net Losses for All Periods				$7,601,407.57
Cumulative Net Losses as a % of Initial Pool Balance				0.48%

Principal Balance of Extensions				$6,013,462.27
Number of Extensions				324

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